NOTE 10 – DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
Note 10 Derivative Liability
NOTE - 10 DERIVATIVE LIABILITY - Schedule of Fair Value Measurement of Liabilities

Year ended
December 31,
	2021	2020
Expected term	0.16 - 1.18 years	0.02 - 6.00 years
Expected average volatility	145% - 241%	74% - 550%
Expected dividend yield	—	—
Risk-free interest rate	0.07% - 0.09%	0.05% - 2.56%

NOTE 10 - DERIVATIVE LIABILITY - Fair Value Measurements Using Significant Observable Inputs
Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2019	$4,744,134

Addition of new derivatives recognized as debt discounts	1,673,393
Addition of new derivatives recognized as loss on derivatives	1,040,636
Settled on issuance of common stock	(5,136,222)
Change in fair value of the derivative	(1,296,250)
Balance - December 31, 2020	$1,025,691

Settled on issuance of common stock	(708,611)
Change in fair value of the derivative	(317,080)
Balance - December 31, 2021	$—

NOTE 10- DERIVATIVE LIABILITY - Schedule of Change in Fair Value of Derivative Liability Included in Income Statement
	Years Ended
	December 31,
	2021	2020
Addition of new derivatives recognized as loss on derivatives	$—	$1,040,636
Revaluation of derivative liabilities	(317,080)	(1,296,250)
(Gain) on change in fair value of the derivative	$(317,080)	$(255,614)